Segment Information - Net sales by region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Net sales to third parties	$ 8,222	$ 6,763	$ 7,362
Percentage of entity's revenue	100.00%	100.00%	100.00%
Total of selected non-current asset	$ 21,753	$ 21,785
Percentage of entity's non-current asset	100.00%	100.00%
Foreign countries | United States
Disclosure of geographical areas [line items]
Net sales to third parties	$ 3,651	$ 2,975	$ 3,055
Percentage of entity's revenue	44.00%	44.00%	41.00%
Total of selected non-current asset	$ 10,200	$ 10,309
Percentage of entity's non-current asset	47.00%	47.00%
Foreign countries | Japan
Disclosure of geographical areas [line items]
Net sales to third parties	$ 621	$ 650	$ 656
Percentage of entity's revenue	8.00%	10.00%	9.00%
Total of selected non-current asset	$ 46	$ 63
Percentage of entity's non-current asset	0.00%	0.00%
Foreign countries | China
Disclosure of geographical areas [line items]
Net sales to third parties	$ 486	$ 383	$ 377
Percentage of entity's revenue	6.00%	6.00%	5.00%
Total of selected non-current asset	$ 16	$ 16
Percentage of entity's non-current asset	0.00%	0.00%
Foreign countries | Other
Disclosure of geographical areas [line items]
Net sales to third parties	$ 3,404	$ 2,700	$ 3,218
Percentage of entity's revenue	41.00%	40.00%	44.00%
Total of selected non-current asset	$ 1,729	$ 1,660
Percentage of entity's non-current asset	8.00%	8.00%
International
Disclosure of geographical areas [line items]
Net sales to third parties	$ 4,571	$ 3,788	$ 4,307
Percentage of entity's revenue	56.00%	56.00%	59.00%
Total of selected non-current asset	$ 11,553	$ 11,476
Percentage of entity's non-current asset	53.00%	53.00%
Country of domicile | Switzerland
Disclosure of geographical areas [line items]
Net sales to third parties	$ 60	$ 55	$ 56
Percentage of entity's revenue	1.00%	1.00%	1.00%
Total of selected non-current asset	$ 9,762	$ 9,737
Percentage of entity's non-current asset	45.00%	45.00%